PREPAIDS AND DEPOSITS	9 Months Ended
Jun. 30, 2026
Prepaids And Deposits
PREPAIDS AND DEPOSITS

21.	PREPAIDS AND DEPOSITS

Current prepaids and deposits include prepaid operating, lease, hosting and insurance costs, vendor and equipment prepayments, digital-asset transaction balances and other advances. The balance decreased from $9,430,860 at March 31, 2026, principally due to settlement activity under the Norway power-purchase agreement. At June 30, 2026, the balance included $5,936,629 of prepaid operating costs of Exanorth AS. The balance also includes digital-asset transaction balances classified as prepaids and deposits.